FAIR VALUE OF FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2025
Fair Value Measurement [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS	FAIR VALUE OF FINANCIAL INSTRUMENTS
The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair values are determined by reference to quoted bid or ask prices, as appropriate. Where bid and ask prices are unavailable, the closing price of the most recent transaction of that instrument is used. In the absence of an active market, fair values are determined based on prevailing market rates such as bid and ask prices, as appropriate, for instruments with similar characteristics and risk profiles or internal or external valuation models, such as option pricing models and discounted cash flow analysis, using observable market inputs when available.
Fair values determined using valuation models require the use of assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining those assumptions, the partnership looks primarily to external readily observable market inputs such as interest rate yield curves, currency rates and price and rate volatility, as applicable.
The following table provides the details of financial instruments and their associated financial instrument classifications as at June 30, 2025:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$3,329	$3,329
Accounts and other receivable, net (current and non-current)	—	—	7,148	7,148
Financial assets (current and non-current) (1)	878	4,572	6,208	11,658
Total	$878	$4,572	$16,685	$22,135
Financial liabilities
Accounts payable and other (current and non-current) (1) (2)	$191	$167	$6,652	$7,010
Borrowings (current and non-current)	—	—	43,609	43,609
Total	$191	$167	$50,261	$50,619
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(1)FVOCI and FVTPL include derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging activities in Note 4(a) below.
(2)Includes derivative liabilities, and excludes liabilities associated with assets held for sale, provisions, decommissioning liabilities, deferred revenue, insurance contract liabilities, work in progress, post-employment benefits and other liabilities of $6,756 million.
Included in cash and cash equivalents as at June 30, 2025 was $2,199 million of cash (December 31, 2024: $1,991 million) and $1,130 million of cash equivalents (December 31, 2024: $1,248 million).
Included in financial assets (current and non-current) as at June 30, 2025 was $608 million (December 31, 2024: $466 million) of equity instruments and $3,778 million (December 31, 2024: $3,904 million) of debt instruments designated and measured at fair value through other comprehensive income.
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2024:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$3,239	$3,239
Accounts and other receivable, net (current and non-current)	—	—	6,279	6,279
Financial assets (current and non-current) (1)	937	4,767	6,667	12,371
Total	$937	$4,767	$16,185	$21,889
Financial liabilities
Accounts payable and other (1) (2)	$170	$187	$8,194	$8,551
Borrowings (current and non-current)	—	—	38,862	38,862
Total	$170	$187	$47,056	$47,413
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(1)FVOCI and FVTPL include derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4(a) below.
(2)Includes derivative liabilities and excludes liabilities associated with assets held for sale, provisions, decommissioning liabilities, deferred revenues, insurance contract liabilities, work in progress, post-employment benefits and other liabilities of $8,140 million.
(a)Hedging activities
Derivative instruments not designated in a hedging relationship are classified as FVTPL, with changes in fair value recognized in the unaudited interim condensed consolidated statements of operating results.
Net investment hedges
The partnership uses foreign exchange derivative contracts, currency options and foreign currency denominated debt instruments to manage foreign currency exposures arising from net investments in foreign operations. For the three and six months ended June 30, 2025, a pre-tax net loss of $147 million and $188 million, respectively (June 30, 2024: pre-tax net gain of $110 million and $145 million, respectively) was recorded in other comprehensive income for the effective portion of hedges of net investments in foreign operations. As at June 30, 2025, there was a derivative asset balance of $90 million (December 31, 2024: $177 million) and a derivative liability balance of $98 million (December 31, 2024: $135 million) relating to derivative contracts designated as net investment hedges.
Cash flow hedges
The partnership uses commodity swap contracts to hedge the sale price of natural gas contracts, purchase price of lead, polypropylene, and tin, foreign exchange contracts and option contracts to hedge highly probable future transactions, and interest rate contracts to hedge the cash flows on its floating rate borrowings. A number of these contracts are designated as cash flow hedges. For the three and six months ended June 30, 2025, a pre-tax net loss of $6 million and $94 million, respectively (June 30, 2024: pre-tax net gain of $101 million and $241 million, respectively) was recorded in other comprehensive income for the effective portion of cash flow hedges. As at June 30, 2025, there was a derivative asset balance of $97 million (December 31, 2024: $220 million) and derivative liability balance of $69 million (December 31, 2024: $52 million) relating to the derivative contracts designated as cash flow hedges.
Fair value hedges
The partnership uses cross currency interest rate swap contracts to hedge its fair value exposure on certain foreign currency borrowings resulting from changes in foreign currency. As at June 30, 2025, there was a derivative asset balance of $72 million (December 31, 2024: $71 million) and derivative liability balance of $66 million (December 31, 2024: $28 million) relating to derivative contracts designated as fair value hedges.
(b)Fair value hierarchical levels – financial instruments
Level 3 assets and liabilities measured at fair value on a recurring basis include $935 million (December 31, 2024: $993 million) of financial assets and $26 million (December 31, 2024: $25 million) of financial liabilities, which are measured at fair value using valuation inputs based on management’s best estimates.
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at June 30, 2025 and December 31, 2024:

	June 30, 2025			December 31, 2024
(US$ MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Common shares	$27	$—	$—	$60	$—	$—
Corporate and government bonds	30	3,133	—	21	3,033	249
Derivative assets	—	369	—	—	522	—
Other financial assets (1)	305	651	935	441	634	744
	$362	$4,153	$935	$522	$4,189	$993
Financial liabilities
Derivative liabilities	$—	$332	$—	$—	$332	$—
Other financial liabilities	—	—	26	—	—	25
	$—	$332	$26	$—	$332	$25
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(1)Other financial assets include secured debentures, asset-backed securities and preferred shares. Level 1 other financial assets are primarily publicly traded preferred shares and mutual funds. Level 2 other financial assets are primarily asset-backed securities and Level 3 financial assets are primarily convertible preferred securities in the partnership’s audience measurement operation and secured debentures.
There were no transfers between levels during the six months ended June 30, 2025.
The following table presents the change in the balance of financial assets classified as Level 3 for the six-month period ended June 30, 2025 and the twelve-month period ended December 31, 2024:

(US$ MILLIONS)	June 30, 2025	December 31, 2024
Balance at beginning of period	$993	$828
Fair value change recorded in net income	8	14
Fair value change recorded in other comprehensive income	216	18
Additions	29	177
Dispositions	(332)	(48)
Foreign currency translation and other	21	4
Balance at end of period	$935	$993
The following table presents the change in the balance of financial liabilities classified as Level 3 for the six-month period ended June 30, 2025 and the twelve-month period ended December 31, 2024:

(US$ MILLIONS)	June 30, 2025	December 31, 2024
Balance at beginning of period	$25	$284
Fair value change recorded in net income	—	(151)
Fair value change recorded in other comprehensive income	—	(1)
Additions	—	12
Dispositions/settlements	—	(117)
Foreign currency translation and other	1	(2)
Balance at end of period	$26	$25